Loss/ (Gain) on Foreign Currency Exchange - Schedule of Loss/ (Gain) on Foreign Currency Exchange (Detail) ₨ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2019 INR (₨)	Mar. 31, 2019 USD ($)	Mar. 31, 2018 INR (₨)	Mar. 31, 2017 INR (₨)
Foreign Currency [Abstract]
Unrealized loss/ (gain) on foreign currency loans	₨ 226,490	$ 3,275	₨ 12,280	₨ (126,943)
Realized gain on foreign currency loans	(47,896)	(693)	(74,080)	(106,299)
Unrealized loss on derivative instruments	21,354	309	45,624	61,862
Realized loss on derivative instruments	48,837	706	32,275	123,792
Other loss/ (gain) on foreign currency exchange	193,215	2,794	29,619	(61,540)
Loss/ (gain) on foreign currency exchange, net	₨ 442,001	$ 6,391	₨ 45,716	₨ (109,128)